Income taxes (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax expense	$ 22	$ 678	$ (9,393)
Deferred income tax expense (recovery)	$ 123	$ 219	$ 333